Consolidated Statements of Changes in Equity - AUD ($)	Issued Capital	(Accumulated Losses) / Retained Earnings	Foreign Currency Translation Reserve	Other Reserves	Non-controlling Interests	Total
Balance at Dec. 31, 2019	$ 18,902,029	$ (25,786,912)	$ 735,213	$ 4,423,141	$ 1,805,552	$ 79,023
Changes in equity for 2022:
Loss for the year		(10,034,077)			(509,581)	(10,543,658)
Other comprehensive income/ (loss) for the year, net of tax			148,665		(92,992)	55,673
Total comprehensive loss for the year		(10,034,077)	148,665		(602,573)	(10,487,985)
Transfer from Other Reserve to Accumulated Loss		1,718,689		(1,718,689)
Acquisition of subsidiary					3,888,027	3,888,027
Deemed disposal of subsidiary					(1,761,181)	(1,761,181)
Issuance of new ordinary shares for cash (Note 27(b))	7,121,283					7,121,283
Issuance of new ordinary shares – conversion of debt (Note 27(b))	4,122,562					4,122,562
Issuance of new ordinary shares – services (Note 27(b))	23,249					23,249
Issuance of new ordinary shares – acquisition (Note 27(b))	2,060,000					2,060,000
Legal expenses in respect of issuance of shares (Note 27(b))	(139,126)					(139,126)
Balance at Dec. 31, 2020	32,089,997	(34,102,300)	883,878	2,704,452	3,329,825	4,905,852
Changes in equity for 2021:
Fair value through other comprehensive income				62,500		62,500
Changes in equity for 2022:
Loss for the year		(5,771,510)			(814,116)	(6,585,626)
Other comprehensive income/ (loss) for the year, net of tax			(121,530)		280,077	158,547
Total comprehensive loss for the year		(5,771,510)	(121,530)	62,500	(534,039)	(6,364,579)
Transfer from Other Reserve to Accumulated Loss		2,704,452		(2,704,452)
Acquisition of subsidiary					983,928	983,928
Deemed disposal of subsidiary					(1,623,240)	(1,623,240)
Issuance of new ordinary shares for cash (Note 27(b))	16,054,409					16,054,409
Balance at Dec. 31, 2021	48,144,406	(37,169,358)	762,348	62,500	2,156,474	13,956,370
Changes in equity for 2021:
Fair value through other comprehensive income				(380,000)		(380,000)
Changes in equity for 2022:
Share of other comprehensive income of associate				16,269		16,269
Release of other reserve upon sale of financial asset				317,500		317,500
Release of other reserve upon deemed disposal of associate				(16,269)		(16,269)
Issuance of ordinary shares on conversion of convertible notes (Note 27(b))	5,039,239					5,039,239
Issuance of shares for services (Note 27(b))	5,082,000					5,082,000
Loss for the year		(12,615,504)			(1,246,999)	(13,862,503)
Other comprehensive income/ (loss) for the year, net of tax			1,410,014		63,494	1,473,508
Total comprehensive loss for the year		(12,615,504)	1,410,014	(363,731)	(1,183,505)	(12,752,726)
Acquisition of subsidiary				(790,631)	1,340,275	549,644
Deemed disposal of subsidiary					(680,906)	(680,906)
Issuance of new ordinary shares for cash (Note 27(b))	31,424,160					31,424,160
Balance at Dec. 31, 2022	$ 89,689,805	$ (49,784,862)	$ 2,172,362	$ (790,631)	$ 1,632,338	$ 42,919,012